Schedule of Investments - Virtus Newfleet ABS/MBS ETF

October 31, 2022 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 54.5%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$429,012
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	150,000	146,160
ACC Trust, Class C, Series 2022-1, 3.24%, 10/20/25(1)	190,000	180,216
ACM Auto Trust, Class B, Series 2022-1A, 4.47%, 04/20/29(1)	100,000	99,031
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	138,902
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	120,000	109,772
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	65,000	58,687
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	287,028	266,450
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	89,795	77,906
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37(1)	99,492	93,487
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	217,525	181,723
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	287,758
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	53,031	48,662
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	97,844	84,126
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	65,000	62,986
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	143,754	141,313
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	67,449
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27(1)	40,000	36,980
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25(1)	305,000	299,912
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	114,623
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	130,794
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	130,000	119,076
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	107,289	97,972
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	265,025
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	71,272	70,174
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	150,000	141,720
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	300,000	288,025
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	297,750	247,433
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(1)	$25,375	$24,992
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	46,106
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	300,000	270,156
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	107,304
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	278,400	261,488
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	53,408
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24(1)	17,877	17,829
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	65,507	63,827
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	288,988	275,069
Tricolor Auto Securitization Trust, Class D, Series 2022-1A, 5.38%, 01/15/26(1)	465,000	444,179
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	236,909	231,085
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	208,388
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(1)	43,539	43,305
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	284,825
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	93,645
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	153,063	122,243
Total Asset Backed Securities
(Cost $7,372,098)		6,833,223

MORTGAGE BACKED SECURITIES - 39.7%

Commercial Mortgage Backed Securities - 8.2%
Barclays, Class B, Series 2013-C6, 3.88%, 04/10/46(1)(2)(3)	240,000	232,412
BPR Trust, Class A, Series 2021-KEN, 4.66%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(2)	375,000	364,363
BPR Trust, Class A, Series 2022-OANA, 5.27%, (SOFR + 1.90%), 04/15/37(1)(2)	185,000	179,702
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 4.53%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(2)	228,276	223,982
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.90%, 08/15/45(1)(2)(3)	30,000	27,925
Total Commercial Mortgage Backed Securities		1,028,384

Residential Mortgage Backed Securities - 31.5%
Angel Oak Mortgage Trust, Class A1, Series 2021-2, 0.99%, 04/25/66(1)(2)(3)	22,457	17,403
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	73,566	55,488

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 10/25/59(1)(4)	$237,885	$224,758
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	135,479
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	98,828	83,213
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	37,573	32,659
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	157,518	137,234
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56(1)(2)(3)	62,684	51,256
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(2)(3)	267,108	231,212
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	56,904	50,573
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	57,374	44,791
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66(1)(2)(3)	77,109	59,688
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(3)	90,803	72,303
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	107,062
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	100,000	94,398
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	93,407	91,017
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 4.64%, (1-Month USD LIBOR + 1.05%), 01/25/48(1)(2)	542,558	513,599
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	32,696	30,694
New Residential Mortgage Loan Trust, Class A1B, Series 2020-1A, 3.50%, 10/25/59(1)(2)(3)	105,332	96,794
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	83,878
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	100,488	93,086
PRPM LLC, Class A1, Series 2021-3, 1.87%, 04/25/26(1)(4)	83,911	73,361
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	113,276	100,701
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	21,407	20,260
Roc Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 08/25/26(1)(2)(3)	100,000	93,577
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(3)	3,888	3,765
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	33,801	26,794
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(3)	50,702	39,949
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	55,648	51,489
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	71,365	70,772
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(2)(3)	$36,541	$34,286
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(3)	54,124	49,006
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	105,776
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	224,921	204,527
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	117,594	109,169
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	58,583	53,462
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	151,521	141,921
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66(1)(2)(3)	66,367	53,498
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	268,471	210,298
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54(1)(2)(3)	34,368	31,176
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	70,104	64,384
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(4)	68,599	59,842
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51(1)(4)	48,676	45,214
Total Residential Mortgage Backed Securities		3,949,812
Total Mortgage Backed Securities
(Cost $5,491,540)		4,978,196

CORPORATE BOND – 2.3%

Industrials – 2.3%
Alaska Airlines 2020-1 Class A Pass-Through Trust, 4.80%, 08/15/27(1)	311,993	292,301
(Cost $307,292)

FOREIGN BOND – 1.0%

Financials – 1.0%
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust, 5.25%, 05/30/23 (Guernsey)(1)	130,040	128,337
(Cost $130,293)

TOTAL INVESTMENTS - 97.5%
(Cost $13,301,223)		12,232,057
Other Assets in Excess of Liabilities - 2.5%		311,557
Net Assets - 100.0%		$12,543,614

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2022, the aggregate value of these securities was $11,890,891, or 94.8% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2022 (unaudited)

(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2022.

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$6,833,223	$—	$6,833,223
Mortgage Backed Securities	—	4,978,196	—	4,978,196
Corporate Bond	—	292,301	—	292,301
Foreign Bond	—	128,337	—	128,337
Total	$—	$12,232,057	$—	$12,232,057